Earnings Per Share	12 Months Ended
Mar. 31, 2018
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Earnings Per Share
36	EARNINGS PER SHARE

The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2018, 2017 and 2016.

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥759,998	¥627,870	¥843,920
Weighted average number of common stock in issue (in thousands of shares)	1,410,442	1,369,231	1,367,229

Basic earnings per share	¥538.84	¥458.56	¥617.25

Diluted:
Profit attributable to the common shareholders of the Company	¥759,998	¥627,870	¥843,920
Impact of dilutive potential ordinary shares issued by subsidiaries	(10)	(11)	(1)

Net profit used to determine diluted earnings per share	¥759,988	¥627,859	¥843,919

Weighted average number of common stock in issue (in thousands of shares)	1,410,442	1,369,231	1,367,229
Adjustments for stock options (in thousands of shares)	1,052	1,093	928

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,411,494	1,370,324	1,368,157

Diluted earnings per share	¥538.43	¥458.18	¥616.83